Significant events (Details) - MXN ($) $ / shares in Units, $ in Thousands					12 Months Ended
	May 31, 2017	May 16, 2017	Apr. 28, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Significant events
Cash dividend approved			$ 1,600,000
Single installment per share			$ 4
Dividend paid		$ 1,575,083			$ 1,575,083	$ 1,371,641
Share repurchase reserve approved			$ 1,500,000
Reserve created					$ 116,875
ADPM
Significant events
Percentage of shareholding exchanged				25.50%
Partner ownership interest				4.30%
Ownership interest held				25.50%
CONOISA
Significant events
Ownership interest held				74.50%
Empresas ICA
Significant events
Percentage of shareholding exchanged				100.00%
Partner ownership interest				12.60%
Ownership interest indirectly held				1.90%
Series B Class I
Significant events
Number of shares cancelled	6,229,027